Consolidated Statements Of Cash Flows (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Operating activities
Net earnings	$ 2,530	$ 2,217	$ 1,771
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	867	816	727
Changes in operating working capital	(301)	309	620
Pension funding	(142)	(247)	(303)
Other	279	197	271
Net cash provided by operating activities	3,233	3,292	3,086
Investing activities
Capital expenditures	(647)	(524)	(531)
Purchases of businesses, net of cash and equivalents acquired	(232)	(2,843)	(776)
Divestitures of businesses	103	846	4
Other	(72)	4	(6)
Net cash used in investing activities	(848)	(2,517)	(1,309)
Financing activities
Net increase (decrease) in short-term borrowings	185	398	(684)
Proceeds from long-term debt	1	598	1,246
Principal payments on long-term debt	(57)	(680)	(678)
Dividends paid	(1,039)	(1,009)	(998)
Purchases of treasury stock	(935)	(100)	(718)
Other	(42)	67	(116)
Net cash used in financing activities	(1,887)	(726)	(1,948)
Effect of exchange rate changes on cash and equivalents	(38)	(17)	(46)
Increase (decrease) in cash and equivalents	460	32	(217)
Beginning cash and equivalents	1,592	1,560	1,777
Ending cash and equivalents	2,052	1,592	1,560
Changes in operating working capital
Receivables	(475)	(341)	1,011
Inventories	12	(160)	580
Other current assets	41	(69)	42
Accounts payable	194	498	(709)
Accrued expenses	(54)	298	(94)
Income taxes	(19)	83	(210)
Total changes in operating working capital	$ (301)	$ 309	$ 620